GOLDMAN SACHS TRUST
Goldman Sachs Alternative Funds
Class A, Class C, Institutional, Investor, Class R, Class R6 and Class P Shares
of the
Goldman Sachs Managed Futures Strategy Fund
(the “Fund”)
Supplement dated August 5, 2025 to the
Prospectuses dated April 30, 2025
Effective immediately, Goldman Sachs Asset Management, L.P., the Fund’s investment adviser, has (i) implemented a management fee waiver in order to achieve an effective net management fee rate of 0.70% as an annual percentage rate of average daily net assets of the Fund and (ii) increased the “Other Expenses” limitation for the Fund from 0.254% to 0.054% of the Fund’s average daily net assets.
Accordingly, effective immediately, the Fund’s disclosures are revised as follows:
The following replaces the “Annual Fund Operating Expenses” table under the “Goldman Sachs Managed Futures Strategy Fund—Summary—Fees and Expenses of the Fund” section in the Multi-Class Shares Prospectus:

	Class A	Class C	Institutional	Investor	Class R	Class R6
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b‑1) Fees	0.25%	0.75%	None	None	0.50%	None
Other Expenses[2]	0.34%	0.59%	0.23%	0.34%	0.34%	0.22%
Service Fees	None	0.25%	None	None	None	None
All Other Expenses	0.34%	0.34%	0.23%	0.34%	0.34%	0.22%
Acquired Fund Fees and Expenses	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses[2]	1.82%	2.57%	1.46%	1.57%	2.07%	1.45%
Fee Waiver and Expense Limitation[3]	(0.66)%	(0.66)%	(0.66)%	(0.66)%	(0.66)%	(0.66)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	1.16%	1.91%	0.80%	0.91%	1.41%	0.79%

[2]
The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”

[3]
The Investment Adviser has agreed to: (i) waive a portion of the management fee in order to achieve an effective net management fee rate of 0.70% as an annual percentage rate of average daily net assets of the Fund; and (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests; (iii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the MFS Subsidiary (as defined below) at an annual rate of 0.42% of the MFS Subsidiary’s average daily net assets; and (iv) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.054% of the Fund’s average daily net assets. The management fee waiver arrangement with respect to the MFS Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the MFS Subsidiary is in place. The other management fee waiver and expense limitation arrangements will remain in effect through at least April 30, 2027, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces the “Annual Fund Operating Expenses” table under the “Goldman Sachs Managed Futures Strategy Fund—Summary—Fees and Expenses of the Fund” section in the Class P Shares Prospectus:

Class P
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.23%
Total Annual Fund Operating Expenses[1]	1.45%
Fee Waiver and Expense Limitation[2]	(0.66)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	0.79%

[1]
The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”

[2]
The Investment Adviser has agreed to: (i) waive a portion of the management fee in order to achieve an effective net management fee rate of 0.70% as an annual percentage rate of average daily net assets of the Fund; and (ii) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests; (iii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the MFS Subsidiary (as defined below) at an annual rate of 0.42% of the MFS Subsidiary’s average daily net assets; and (iv) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.054% of the Fund’s average daily net assets. The management fee waiver arrangement with respect to the MFS Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the MFS Subsidiary is in place. The other management fee waiver and expense limitation arrangements will remain in effect through at least April 30, 2027, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces the table under the “Goldman Sachs Managed Futures Strategy Fund—Summary—Expense Example” section in the Multi-Class Shares Prospectus:

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$662	$1,030	$1,423	$2,519

Class C Shares	$294	$737	$1,306	$2,856

Institutional Shares	$82	$397	$735	$1,690

Investor Shares	$93	$431	$793	$1,811

Class R Shares	$144	$585	$1,053	$2,348

Class R6 Shares	$81	$394	$729	$1,678

Class C Shares – Assuming no redemption	$194	$737	$1,306	$2,856

The following replaces the table under the “Goldman Sachs Managed Futures Strategy Fund—Summary—Expense Example” section in the Class P Shares Prospectus:

	1 Year	3 Years	5 Years	10 Years

Class P Shares	$81	$394	$729	$1,678

The following replaces, in its entirety, the second paragraph under the “Service Providers—Management Fee and Other Expenses” section in the Prospectuses:
The Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.70% as an annual percentage of the Managed Futures Strategy Fund’s average daily net assets. This arrangement will remain in effect through at least April 30, 2027, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. In addition, the Investment Adviser has agreed to waive a portion of its management fee payable by each Fund in an amount equal to any management fees it earns as an investment adviser of the affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds. These arrangements will remain in effect through at least April 30, 2026, for the Absolute Return Tracker Fund and Commodity Strategy Fund, and through at least April 30, 2027, for the Managed Futures Strategy Fund, and prior to such dates, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The management fee waivers may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.
The following replaces, in its entirety, the seventh paragraph under the “Service Providers—Management Fee and Other Expenses” section in the Prospectuses:
The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, dividend and interest expenses on short sales, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses), to 0.014% and 0.074% of average daily net assets for the Absolute Return Tracker Fund and Commodity Strategy Fund, respectively, through at least April 30, 2026, and to 0.054% of average daily net assets for the Managed Futures Strategy Fund through at least April 30, 2027, and prior to such dates, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The expense limitations may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so. The Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund.
This Supplement should be retained with your Prospectuses for future reference.
SELSAT3STK 08‑25